FAIR VALUE MEASUREMENT - Warrant Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants And Rights Outstanding [Roll Forward]
Beginning balance	$ 27,469	$ 2,471	$ 83
Issuance of Series D warrants / the Option			2,442
Change in fair value / extinguishment of the Option			(54)
Fair value adjustment to warrant liability	(11,088)	53,019	489
Assumed warrants in connection with the Merger	5,594
Issuance of ordinary share warrants	(20,575)
Ending balance	$ 1,400	27,469	$ 2,471
Series B Warrant
Warrants And Rights Outstanding [Roll Forward]
Exercise of warrants		(22,012)
Series D Warrant
Warrants And Rights Outstanding [Roll Forward]
Exercise of warrants		$ (6,009)